NOTES PAYABLE (Details Narrative)																								3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 13, 2021 shares	Jan. 12, 2021 USD ($) shares	Dec. 18, 2020 USD ($) d	Nov. 10, 2020 USD ($) d	Oct. 14, 2020 USD ($) $ / shares shares	Sep. 10, 2020 USD ($) d	Aug. 17, 2020 USD ($) $ / shares shares	Jul. 15, 2020 USD ($) d	Jul. 06, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($)	Mar. 17, 2020 shares	Mar. 11, 2020 USD ($)	Feb. 19, 2020 USD ($) d	Feb. 03, 2020 shares	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 21, 2020 shares	Jan. 08, 2020 USD ($) d	Oct. 30, 2019 USD ($) d	Nov. 06, 2017 USD ($)	May 24, 2017 USD ($) d	May 05, 2017 USD ($) d	Sep. 11, 2015 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 27, 2021 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2015 USD ($)	Nov. 11, 2013	Sep. 06, 2013 USD ($)
Short-Term Debt [Line Items]
Short-term note payable	$ 2,498,076																								$ 2,442,154				$ 2,498,076	$ 2,442,154
Shares issued | shares		1,100,630															300,000,000												9,833,750
Common stock, par value | $ / shares	$ 0.001																							$ 0.001	$ 0.001				$ 0.001	$ 0.001
Debt realized gain (loss)																											$ 22,221
Debt unamortized debt discount	$ 26,919																								$ 170,438				$ 26,919	$ 170,438
Payroll Protection Loan [Member]
Short-Term Debt [Line Items]
Debt interest rate											1.00%
Loans payable											$ 110,700
Debt maturity date											May 04, 2022
Nine-Month Convertible Note Payable [Member]
Short-Term Debt [Line Items]
Debt interest rate				11.00%	11.00%																12.00%	12.00%
Debt maturity date				Dec. 18, 2021	Nov. 10, 2021
Convertible note payable				$ 83,500	$ 53,000																$ 32,000	$ 78,000
Debt conversion percentage				65.00%	65.00%																58.00%	61.00%
Debt trading days | d				15	15																15	15
Debt discount													$ 56,000															$ 7,000
Convertible Note Payable [Member]
Short-Term Debt [Line Items]
Debt interest rate														12.00%				12.00%	12.00%
Debt maturity date														Feb. 19, 2021				Jan. 08, 2021	Oct. 30, 2020
Convertible note payable														$ 53,000				$ 103,000	$ 103,000
Debt conversion percentage														65.00%				65.00%	65.00%
Debt trading days | d														15				15	15
Fair value of convertible feature																		$ 87,560
Debt discount																		$ 87,560
Convertible Note Payable [Member]
Short-Term Debt [Line Items]
Debt interest rate									12.00%
Debt maturity date									Jul. 15, 2021
Convertible note payable									$ 128,000
Debt conversion percentage									65.00%
Debt trading days | d									15
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt interest rate							11.00%
Debt maturity date							Jul. 15, 2021
Convertible note payable							$ 63,000
Debt conversion percentage							65.00%
Debt trading days | d							15
Heat Recovery Solutions [Member]
Short-Term Debt [Line Items]
Short-term note payable																																	$ 200,000
Debt principal amount																							$ 1,400,000
Pension liability																							100,000
Total liability in connection with acquisition.																							$ 1,500,000
Debt payment description																							(a) $200,000 in principal on December 31, 2015 and (b) thereafter, the remaining principal amount of $1,200,000, together with interest thereon, payable in equal quarterly instalments of principal and interest of $157,609, commencing on December 31, 2016 and continuing until December 31, 2019, at which time the remaining unpaid principal amount of this note and all accrued and unpaid interest thereon shall be due and payable in full
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable [Member]
Short-Term Debt [Line Items]
Convertible note payable	91,600																												91,600
Debt principal payments of debt																				$ 116,600
Debt Instrument, Maturity Date, Description																				February 21st of 2018
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member]
Short-Term Debt [Line Items]
Convertible note payable	95,685																												95,685
Debt principal payments of debt																				$ 95,685
Universal Scope Inc [Member] | Convertible Note Payable [Member]
Short-Term Debt [Line Items]
Debt interest rate																															2.00%
Convertible note payable																															$ 650,000
Debt conversion price | $ / shares																															$ 0.06
Accounts Receivable Financing Agreement [Member] | American Interbanc [Member]
Short-Term Debt [Line Items]
Short-term note payable	1,169,638																								1,680,350				1,169,638	1,680,350
Debt interest rate																																		2.50%
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Stock issued for redemption, shares | shares			697,861
Cashless warrants			$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Short-Term Debt [Line Items]
Accrued interest	6,429																													6,429
Debt principal amount	$ 164,800																								164,800				$ 164,800	$ 164,800
Debt converted in stock, shares | shares	14,035,202																													14,035,202
Debt converted in stock, amount	$ 171,229																													$ 171,229
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member]
Short-Term Debt [Line Items]
Common stock, par value | $ / shares								$ 0.001
Debt interest rate								8.00%
Debt principal amount								$ 103,000
Debt principal payments of debt								19,211
Debt discount								$ 17,861																$ 3,234
Warrants to purchase | shares								1,500,000
Restricted shares of common stock | shares								1,000,000		1,000,000
Debt unamortized debt discount								$ 3,000																	14,267					14,267
Debt conversion price | $ / shares								$ 0.02
Restricted shares of common stock | shares								(1,000,000)		(1,000,000)
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Common stock, par value | $ / shares										$ 0.001
Debt interest rate								8.00%		8.00%
Debt principal amount								$ 103,000		$ 164,800
Debt principal payments of debt								19,211		19,211
Debt discount								$ 3,000		$ 17,861																$ 3,234
Warrants to purchase | shares										1,500,000
Restricted shares of common stock | shares								1,000,000		1,000,000
Debt unamortized debt discount								$ 17,861		$ 4,800															14,267	$ 14,267		$ 14,267		14,267
Debt conversion price | $ / shares								$ 0.02		$ 0.02
Restricted shares of common stock | shares								(1,000,000)		(1,000,000)
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note Payable [Member]
Short-Term Debt [Line Items]
Common stock, par value | $ / shares						$ 0.001
Debt interest rate						8.00%
Debt principal amount						$ 168,000
Debt principal payments of debt						24,282
Debt discount						$ 24,282
Warrants to purchase | shares						1,500,000
Restricted shares of common stock | shares						1,250,000
Debt unamortized debt discount						$ 8,000
Debt conversion price | $ / shares						$ 0.02
Restricted shares of common stock | shares						(1,250,000)
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt principal amount						$ 168,000
Debt discount																									5,189
Warrants to purchase | shares						1,500,000
Restricted shares of common stock | shares						1,250,000
Debt unamortized debt discount																									$ 19,093					$ 19,093
Stock issued for redemption, shares | shares			697,861
Cashless warrants			$ 27,914
Restricted shares of common stock | shares						(1,250,000)
Common Stock [Member]
Short-Term Debt [Line Items]
Short-term note payable																$ 36,500																$ 36,500
Shares issued | shares												833,333			3,690,000	1,700,000	4,523,333												44,249,336	43,762,272
Common stock, par value | $ / shares																$ 0.02
Accrued interest																$ 19,721
Individual Counterparty [Member]
Short-Term Debt [Line Items]
Short-term note payable																																			$ 50,000
Fixed fee amount																																			$ 3,500